Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Interest bearing	$ 49,404		$ 34,440
Non-interest bearing	67,027		58,467
Payables after notice	218,076		180,343
Payable on a fixed date	319,203		294,893
Total	653,710	$ 582,288	568,143
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	38,237		27,338
Non-interest bearing	56,931		49,911
Payables after notice	103,190		90,630
Payable on a fixed date	209,194		181,835
Total	407,552		349,714
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	9,733		6,043
Non-interest bearing	10,061		8,531
Payables after notice	113,688		88,604
Payable on a fixed date	82,047		86,368
Total	215,529		189,546
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,434		1,059
Non-interest bearing	35		25
Payables after notice	1,198		1,109
Payable on a fixed date	27,962		26,690
Total	30,629		28,883
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	2,501		1,996
Non-interest bearing	2,006		1,530
Payables after notice	1,486		1,017
Payable on a fixed date	30,895		19,273
Total	36,888		23,816
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	42,572		29,083
Non-interest bearing	38,601		33,853
Payables after notice	111,229		85,022
Payable on a fixed date	204,948		195,199
Total	397,350		343,157
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,331		3,361
Non-interest bearing	26,420		23,084
Payables after notice	105,361		94,304
Payable on a fixed date	83,360		80,421
Total	$ 219,472		$ 201,170